Summary of Significant Accounting Policies (Details)	12 Months Ended
	Nov. 30, 2023 HKD ($)	Nov. 30, 2023 USD ($)	Nov. 30, 2022 HKD ($)	Nov. 30, 2021 HKD ($)	Nov. 30, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalent	$ 25,296,811		$ 15,478,505		$ 3,239,236
Provision for doubtful accounts	2,154,945	$ 275,939	540,000	$ 617,014
Deferred offering costs	$ 1,544,276		2,172,377		197,743
Income tax examination likelihood, description	50% likely of being realized on examination	50% likely of being realized on examination
Income tax examination, year	7 years	7 years
Compensation limit	$ 500,000	$ 64,025
Cash and cash equivalents deposit balance	$ 25,296,811				3,239,236
Cash insured amount (in Dollars)					$ 594,422
US [Member]
Summary of Significant Accounting Policies [Line Items]
Translations of amounts	1				1
HK [Member]
Summary of Significant Accounting Policies [Line Items]
Translations of amounts	7.8095				7.8095
Mandatory Provident Fund Schemes [Member]
Summary of Significant Accounting Policies [Line Items]
Employee’s contribution, percentage	5.00%	5.00%
Employee’s contribution	$ 30,000	$ 3,842
Cost incurred	$ 144,264	$ 18,473	$ 121,918	$ 145,633